Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.19%
Aerospace & Defense–2.44%
Raytheon Technologies Corp.	2,942,485	$293,807,127
Air Freight & Logistics–1.72%
United Parcel Service, Inc., Class B	1,120,434	207,537,990
Apparel Retail–0.64%
TJX Cos., Inc. (The)	936,808	76,687,103
Apparel, Accessories & Luxury Goods–0.52%
Columbia Sportswear Co.	655,090	62,823,131
Application Software–0.99%
Intuit, Inc.	281,945	119,169,693
Asset Management & Custody Banks–1.58%
State Street Corp.(b)	2,084,065	190,337,656
Biotechnology–0.68%
AbbVie, Inc.	552,453	81,624,931
Building Products–1.25%
Trane Technologies PLC	839,456	150,363,359
Cable & Satellite–1.47%
Comcast Corp., Class A	4,495,497	176,897,807
Construction Machinery & Heavy Trucks–0.75%
Caterpillar, Inc.	359,788	90,770,914
Consumer Finance–1.62%
American Express Co.	1,113,517	194,787,529
Data Processing & Outsourced Services–1.97%
Visa, Inc., Class A(b)	1,033,698	237,967,617
Diversified Banks–4.02%
Bank of America Corp.(b)	7,513,512	266,579,406
Wells Fargo & Co.	4,660,565	218,440,681
		485,020,087
Electric Utilities–2.70%
American Electric Power Co., Inc.	1,596,052	149,965,046
Entergy Corp.	1,618,172	175,215,664
		325,180,710
Electrical Components & Equipment–0.89%
ABB Ltd. (Switzerland)	3,065,798	106,757,107
Electronic Manufacturing Services–1.38%
TE Connectivity Ltd.	1,308,777	166,410,996
Financial Exchanges & Data–2.96%
CME Group, Inc., Class A	913,970	161,461,940
S&P Global, Inc.	522,042	195,734,428
		357,196,368
General Merchandise Stores–1.67%
Target Corp.(b)	1,170,156	201,430,654
Shares		Value
Health Care Equipment–4.60%
Becton, Dickinson and Co.	886,210	$223,519,886
Medtronic PLC	2,042,952	170,974,653
Stryker Corp.	630,002	159,900,808
		554,395,347
Health Care Services–2.20%
CVS Health Corp.	3,004,909	265,093,072
Home Improvement Retail–1.42%
Lowe’s Cos., Inc.	821,252	171,025,729
Hypermarkets & Super Centers–2.35%
Walmart, Inc.	1,967,876	283,118,320
Industrial Conglomerates–1.36%
General Electric Co.(b)	2,038,448	164,054,295
Industrial Machinery–1.60%
Parker-Hannifin Corp.	590,776	192,592,976
Integrated Oil & Gas–5.89%
Chevron Corp.(b)	2,247,811	391,164,071
Exxon Mobil Corp.	2,744,582	318,398,958
		709,563,029
Integrated Telecommunication Services–3.05%
Deutsche Telekom AG (Germany)	6,185,374	137,611,015
Verizon Communications, Inc.	5,529,618	229,866,220
		367,477,235
Interactive Home Entertainment–0.67%
Electronic Arts, Inc.	630,752	81,165,167
Investment Banking & Brokerage–3.02%
Charles Schwab Corp. (The)	3,041,449	235,468,981
Morgan Stanley	1,316,802	128,164,339
		363,633,320
IT Consulting & Other Services–0.59%
Accenture PLC, Class A	256,616	71,608,695
Life Sciences Tools & Services–2.29%
Thermo Fisher Scientific, Inc.	483,999	276,039,150
Managed Health Care–2.82%
Elevance Health, Inc.	327,973	163,983,220
UnitedHealth Group, Inc.	351,361	175,395,898
		339,379,118
Multi-line Insurance–1.76%
Hartford Financial Services Group, Inc. (The)(b)	2,729,443	211,832,071
Multi-Utilities–2.85%
Dominion Energy, Inc.	2,726,796	173,533,297
Public Service Enterprise Group, Inc.	2,752,822	170,482,267
		344,015,564
Oil & Gas Exploration & Production–3.71%
ConocoPhillips	2,682,212	326,881,176

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	522,840	$120,436,194
		447,317,370
Packaged Foods & Meats–2.52%
Kraft Heinz Co. (The)	4,565,546	185,041,579
Nestle S.A.	973,813	118,835,813
		303,877,392
Paper Packaging–0.52%
Avery Dennison Corp.(b)	332,472	62,983,496
Personal Products–1.07%
L’Oreal S.A. (France)	311,998	128,880,810
Pharmaceuticals–6.58%
Eli Lilly and Co.	362,286	124,680,727
Johnson & Johnson(b)	2,363,581	386,256,407
Merck & Co., Inc.	2,631,628	282,663,163
		793,600,297
Property & Casualty Insurance–1.33%
Travelers Cos., Inc. (The)(b)	838,782	160,308,016
Railroads–1.20%
Union Pacific Corp.	711,493	145,279,756
Regional Banks–2.95%
Comerica, Inc.	1,519,244	111,375,778
Fifth Third Bancorp	2,442,511	88,638,724
M&T Bank Corp.	997,482	155,607,192
		355,621,694
Research & Consulting Services–0.53%
Booz Allen Hamilton Holding Corp.	674,241	63,810,168
Restaurants–2.65%
McDonald’s Corp.	633,989	169,528,659
Starbucks Corp.	1,370,638	149,591,431
		319,120,090
Semiconductor Equipment–0.98%
Lam Research Corp.	236,012	118,029,601
Semiconductors–1.51%
Analog Devices, Inc.	641,277	109,959,767
Broadcom, Inc.	123,447	72,217,730
		182,177,497
Shares		Value
Soft Drinks–1.25%
Coca-Cola Co. (The)	2,452,117	$150,363,814
Specialized REITs–2.04%
Crown Castle, Inc.	1,023,061	151,525,565
Weyerhaeuser Co.	2,744,893	94,506,666
		246,032,231
Specialty Chemicals–1.41%
DuPont de Nemours, Inc.(b)	2,292,079	169,499,242
Systems Software–2.22%
Microsoft Corp.	1,077,692	267,062,854
Total Common Stocks & Other Equity Interests (Cost $9,017,290,746)		11,833,728,195
Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	76,583,758	76,583,758
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	54,686,968	54,703,374
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	87,524,294	87,524,294
Total Money Market Funds (Cost $218,811,426)		218,811,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $9,236,102,172)		12,052,539,621
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.96%
Invesco Private Government Fund, 4.36%(c)(d)(e)	99,741,281	99,741,281
Invesco Private Prime Fund, 4.59%(c)(d)(e)	256,448,093	256,525,024
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $356,260,541)		356,266,305
TOTAL INVESTMENTS IN SECURITIES–102.96% (Cost $9,592,362,713)		12,408,805,926
OTHER ASSETS LESS LIABILITIES—(2.96)%		(356,911,631)
NET ASSETS–100.00%		$12,051,894,295
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$89,412,768	$273,702,460	$(286,531,470)	$-	$-	$76,583,758	$1,265,774
Invesco Liquid Assets Portfolio, Institutional Class	39,822,509	195,501,757	(180,634,821)	(20,240)	34,169	54,703,374	798,947
Invesco Treasury Portfolio, Institutional Class	92,817,076	312,802,812	(318,095,594)	-	-	87,524,294	1,396,282
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	108,114,666	202,359,113	(210,732,498)	-	-	99,741,281	676,598*
Invesco Private Prime Fund	277,932,348	479,903,038	(501,360,891)	6,354	44,175	256,525,024	1,866,350*
Total	$608,099,367	$1,464,269,180	$(1,497,355,274)	$(13,886)	$78,344	$575,077,731	$6,003,951

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,341,643,450	$492,084,745	$—	$11,833,728,195
Money Market Funds	218,811,426	356,266,305	—	575,077,731
Total Investments	$11,560,454,876	$848,351,050	$—	$12,408,805,926
Invesco Diversified Dividend Fund